Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST
Prospectus Date	rr_ProspectusDate	Jul. 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 30, 2018
to the Prospectus, as supplemented, of the following fund (the Fund):
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Large Cap Growth Fund III	7/1/2018
Effective December 1, 2018 (the Effective Date), the "Shareholder Fees" and "Annual Fund Operating Expenses" tables, and the "Example" that follows, in the subsection “Fees and Expenses of the Fund"  in the "Summary of the Fund" section of the Prospectus for the above mentioned Fund are hereby superseded and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class T	Classes Adv, Inst, Inst2, Inst3, and R
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%	None	2.50%	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00% (a)	1.00% (b)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class Adv	Class C	Class Inst	Class Inst2	Class Inst3	Class R	Class T
Management fees	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or service (12b-1) fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%	0.50%	0.25%
Other expenses(c)	0.16%	0.16%	0.16%	0.16%	0.09%	0.05%	0.16%	0.16%
Total annual Fund operating expenses	1.11%	0.86%	1.86%	0.86%	0.79%	0.75%	1.36%	1.11%
Less: Fee waivers and/or expense reimbursements(d)	(0.06%)	(0.06%)	(0.06%)	(0.06%)	(0.06%)	(0.06%)	(0.06%)	(0.06%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.05%	0.80%	1.80%	0.80%	0.73%	0.69%	1.30%	1.05%
(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
(c)	Other expenses have been restated to reflect current transfer agency fees paid by the Fund.
(d)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through November 30, 2019, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.05% for Class A, 0.80% for Class Adv, 1.80% for Class C, 0.80% for Class Inst, 0.73% for Class Inst2, 0.69% for Class Inst3, 1.30% for Class R and 1.05% for Class T.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$676	$902	$1,146	$1,844
Class Adv (whether or not shares are redeemed)	$ 82	$268	$ 471	$1,055
Class C (assuming redemption of all shares at the end of the period)	$283	$579	$1,000	$2,175
Class C (assuming no redemption of shares)	$183	$579	$1,000	$2,175
Class Inst (whether or not shares are redeemed)	$ 82	$268	$ 471	$1,055
Class Inst2 (whether or not shares are redeemed)	$ 75	$246	$ 433	$ 972
Class Inst3 (whether or not shares are redeemed)	$ 70	$234	$ 411	$ 925
Class R (whether or not shares are redeemed)	$132	$425	$ 739	$1,630
Class T (whether or not shares are redeemed)	$354	$588	$ 841	$1,563
The rest of the section remains the same.

Columbia Large Cap Growth Fund III
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 30, 2018
to the Prospectus, as supplemented, of the following fund (the Fund):
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Large Cap Growth Fund III	7/1/2018
Effective December 1, 2018 (the Effective Date), the "Shareholder Fees" and "Annual Fund Operating Expenses" tables, and the "Example" that follows, in the subsection “Fees and Expenses of the Fund"  in the "Summary of the Fund" section of the Prospectus for the above mentioned Fund are hereby superseded and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class T	Classes Adv, Inst, Inst2, Inst3, and R
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%	None	2.50%	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00% (a)	1.00% (b)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class Adv	Class C	Class Inst	Class Inst2	Class Inst3	Class R	Class T
Management fees	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or service (12b-1) fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%	0.50%	0.25%
Other expenses(c)	0.16%	0.16%	0.16%	0.16%	0.09%	0.05%	0.16%	0.16%
Total annual Fund operating expenses	1.11%	0.86%	1.86%	0.86%	0.79%	0.75%	1.36%	1.11%
Less: Fee waivers and/or expense reimbursements(d)	(0.06%)	(0.06%)	(0.06%)	(0.06%)	(0.06%)	(0.06%)	(0.06%)	(0.06%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.05%	0.80%	1.80%	0.80%	0.73%	0.69%	1.30%	1.05%
(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
(c)	Other expenses have been restated to reflect current transfer agency fees paid by the Fund.
(d)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through November 30, 2019, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.05% for Class A, 0.80% for Class Adv, 1.80% for Class C, 0.80% for Class Inst, 0.73% for Class Inst2, 0.69% for Class Inst3, 1.30% for Class R and 1.05% for Class T.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$676	$902	$1,146	$1,844
Class Adv (whether or not shares are redeemed)	$ 82	$268	$ 471	$1,055
Class C (assuming redemption of all shares at the end of the period)	$283	$579	$1,000	$2,175
Class C (assuming no redemption of shares)	$183	$579	$1,000	$2,175
Class Inst (whether or not shares are redeemed)	$ 82	$268	$ 471	$1,055
Class Inst2 (whether or not shares are redeemed)	$ 75	$246	$ 433	$ 972
Class Inst3 (whether or not shares are redeemed)	$ 70	$234	$ 411	$ 925
Class R (whether or not shares are redeemed)	$132	$425	$ 739	$1,630
Class T (whether or not shares are redeemed)	$354	$588	$ 841	$1,563
The rest of the section remains the same.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses have been restated to reflect current transfer agency fees paid by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
		Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Columbia Large Cap Growth Fund III | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.16%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.11%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.05%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	$ 676
3 years	rr_ExpenseExampleYear03	902
5 years	rr_ExpenseExampleYear05	1,146
10 years	rr_ExpenseExampleYear10	1,844
1 year	rr_ExpenseExampleNoRedemptionYear01	676
3 years	rr_ExpenseExampleNoRedemptionYear03	902
5 years	rr_ExpenseExampleNoRedemptionYear05	1,146
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,844
Columbia Large Cap Growth Fund III | Class Adv
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.86%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.80%
1 year	rr_ExpenseExampleYear01	$ 82
3 years	rr_ExpenseExampleYear03	268
5 years	rr_ExpenseExampleYear05	471
10 years	rr_ExpenseExampleYear10	1,055
1 year	rr_ExpenseExampleNoRedemptionYear01	82
3 years	rr_ExpenseExampleNoRedemptionYear03	268
5 years	rr_ExpenseExampleNoRedemptionYear05	471
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,055
Columbia Large Cap Growth Fund III | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.16%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.86%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.80%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	$ 283
3 years	rr_ExpenseExampleYear03	579
5 years	rr_ExpenseExampleYear05	1,000
10 years	rr_ExpenseExampleYear10	2,175
1 year	rr_ExpenseExampleNoRedemptionYear01	183
3 years	rr_ExpenseExampleNoRedemptionYear03	579
5 years	rr_ExpenseExampleNoRedemptionYear05	1,000
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,175
Columbia Large Cap Growth Fund III | Class Inst
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.86%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.80%
1 year	rr_ExpenseExampleYear01	$ 82
3 years	rr_ExpenseExampleYear03	268
5 years	rr_ExpenseExampleYear05	471
10 years	rr_ExpenseExampleYear10	1,055
1 year	rr_ExpenseExampleNoRedemptionYear01	82
3 years	rr_ExpenseExampleNoRedemptionYear03	268
5 years	rr_ExpenseExampleNoRedemptionYear05	471
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,055
Columbia Large Cap Growth Fund III | Class Inst2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.09%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.79%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.73%
1 year	rr_ExpenseExampleYear01	$ 75
3 years	rr_ExpenseExampleYear03	246
5 years	rr_ExpenseExampleYear05	433
10 years	rr_ExpenseExampleYear10	972
1 year	rr_ExpenseExampleNoRedemptionYear01	75
3 years	rr_ExpenseExampleNoRedemptionYear03	246
5 years	rr_ExpenseExampleNoRedemptionYear05	433
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 972
Columbia Large Cap Growth Fund III | Class Inst3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.75%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.69%
1 year	rr_ExpenseExampleYear01	$ 70
3 years	rr_ExpenseExampleYear03	234
5 years	rr_ExpenseExampleYear05	411
10 years	rr_ExpenseExampleYear10	925
1 year	rr_ExpenseExampleNoRedemptionYear01	70
3 years	rr_ExpenseExampleNoRedemptionYear03	234
5 years	rr_ExpenseExampleNoRedemptionYear05	411
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 925
Columbia Large Cap Growth Fund III | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.16%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.36%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.30%
1 year	rr_ExpenseExampleYear01	$ 132
3 years	rr_ExpenseExampleYear03	425
5 years	rr_ExpenseExampleYear05	739
10 years	rr_ExpenseExampleYear10	1,630
1 year	rr_ExpenseExampleNoRedemptionYear01	132
3 years	rr_ExpenseExampleNoRedemptionYear03	425
5 years	rr_ExpenseExampleNoRedemptionYear05	739
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,630
Columbia Large Cap Growth Fund III | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.16%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.11%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.05%
1 year	rr_ExpenseExampleYear01	$ 354
3 years	rr_ExpenseExampleYear03	588
5 years	rr_ExpenseExampleYear05	841
10 years	rr_ExpenseExampleYear10	1,563
1 year	rr_ExpenseExampleNoRedemptionYear01	354
3 years	rr_ExpenseExampleNoRedemptionYear03	588
5 years	rr_ExpenseExampleNoRedemptionYear05	841
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,563

[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	Other expenses have been restated to reflect current transfer agency fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through November 30, 2019, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.05% for Class A, 0.80% for Class Adv, 1.80% for Class C, 0.80% for Class Inst, 0.73% for Class Inst2, 0.69% for Class Inst3, 1.30% for Class R and 1.05% for Class T.
[4]	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.